4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) - Foreign Exchange Risk [Member] - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	R$ (234.8)	R$ 55.4
Cash And Cash Equivalents [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	127.3	278.1
Trade Receivables [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	65.8	862.2
Trade Accounts Payable [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	(861.3)	31.4
Loans And Financing [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	(7,348.0)	(6,136.4)
Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	5,209.2	3,049.7
Investments,Net [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	2,571.9	1,985.7
Other Assets And Liabilities, Net [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Exposure in result	R$ 0.3	R$ (15.3)